Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Treasury shares	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Dec. 31, 2021	$ 10,000	$ 9,716,484		$ 15,178,467	$ 77,574,663	$ 5,288,988		$ 107,768,602
Balance (in Shares) at Dec. 31, 2021	20,000,000
Balance (in Shares) at Dec. 31, 2021
Net income					6,242,969		(65,265)	6,177,704
Appropriation of statutory reserve				487,393	(487,393)
Currency translation adjustment						(9,141,126)	(13,902)	(9,155,028)
Ordinary shares subscribed	$ 1,970	33,250,522						33,252,492
Ordinary shares subscribed (in Shares)	3,940,000
Shareholders’ contribution							635,310	635,310
Balance at Dec. 31, 2022	$ 11,970	42,967,006		15,665,860	83,330,239	(3,852,138)	556,143	138,679,080
Balance (in Shares) at Dec. 31, 2022	23,940,000
Balance (in Shares) at Dec. 31, 2022
Net income					11,625,417		(34,376)	11,591,041
Appropriation of statutory reserve				319,767	(319,767)
Currency translation adjustment						(3,416,514)	(15,785)	(3,432,299)
Balance at Dec. 31, 2023	$ 11,970	42,967,006		15,985,627	94,635,889	(7,268,652)	505,982	$ 146,837,822
Balance (in Shares) at Dec. 31, 2023	23,940,000
Balance (in Shares) at Dec. 31, 2023
Conversion of convertible debt	$ 3,981	5,659,316						$ 5,663,297
Conversion of convertible debt (in Shares)	7,964,468							7,964,468
Treasury stocks			$ (200,000)					$ (200,000)
Treasury stocks (in Shares)			(232,098)
Warrants		595,000						595,000
Net income					10,843,589		(6,282)	10,837,307
Disposal of shareholders’ interest in a subsidiary							(485,967)	(485,967)
Appropriation of statutory reserve				252,656	(252,656)
Currency translation adjustment						(4,258,179)	(13,733)	(4,271,912)
Balance at Dec. 31, 2024	$ 15,951	$ 49,221,322	$ (200,000)	$ 16,238,283	$ 105,226,822	$ (11,526,831)		$ 158,975,547
Balance (in Shares) at Dec. 31, 2024	31,904,468
Balance (in Shares) at Dec. 31, 2024			(232,098)					232,098